Other assets - Narrative (Details) - BeMetals $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Other Noncurrent Assets [Line Items]
Promissory notes due from associates	$ 5
Promissory notes from associates, term	3 years
Promissory notes, interest rate	4.70%